Deposits (Tables)	12 Months Ended
Dec. 31, 2016
Text Block [Abstract]
Scheduled Maturities of Other Time Deposits	At December 31, 2016, the scheduled maturities of other time deposits were as follows:

Years Ending December 31,
2017	$137,907
2018	97,986
2019	29,945
2020	16,811
2021	10,429

$293,078

Interest Expense on Deposits

Interest expense on deposits for the years ended December 31, 2016, December 31, 2015 and December 31, 2014, is summarized as follows:

	2016	2015	2014
Interest bearing checking accounts	$1,183	1,105	1,253
Money market accounts	76	88	86
Savings	95	103	109
Other time deposits	2,886	3,735	4,155

	$4,240	5,031	5,603